Label	Element	Value
Innovator Growth Accelerated ETF®-Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $1.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.00%
Innovator Growth Accelerated ETF®-Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $600.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Innovator Growth Accelerated ETF®-Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $625.59 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.00%)